MANOR FUND SHARES (MNRMX)

GROWTH FUND SHARES (MNRGX)

BOND FUND SHARES (MNRBX)

each a series of Manor Investment Funds Inc.

Supplement dated December 15, 2016

to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2016

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SUMMARY SECTION

The Manor Fund

Investment Objective

The Manor Fund seeks long-term capital appreciation and a moderate level of income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.

Shareholder Fees

(Fees paid directly from your investment)

Manor Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Manor Fund
Management Expenses	1.00%
Other Expenses	0.50%
Total Annual Operating Expenses	1.50%
Reduction per Expense Limitation Agreement	(0.25%)
Total Annual Fund Operating Expenses[1,2]	1.25%

1 Effective April 30, 2016, Morris Capital Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.25% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.

2 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Manor Fund’s fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016.  Expenses in the table above have been reduced to reflect the impact of the Expense Limitation Agreement.

Example

This example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Manor Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Manor Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
The Manor Fund	$ 127	$ 450	$ 795	$ 1,769

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 The Growth Fund

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees

(Fees paid directly from your investment)

Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investments)

Growth Fund
Management Expenses	1.00%
Other Expenses	0.50%
Total Annual Operating Expenses	1.50%
Reduction per Expense Limitation Agreement	(0.51%)
Total Annual Fund Operating Expenses[1,2]	0.99%

1 Effective April 30, 2016, Morris Capital Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 0.99% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.

2 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Growth Fund’s fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016.  Expenses in the table above have been reduced to reflect the impact of the Expense Limitation Agreement.

Example

This example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
The Growth Fund	$ 101	$ 424	$ 770	$ 1,747

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 The Bond Fund

Investment Objective

The Bond Fund seeks to provide current income.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.

Shareholder Fees

(Fees paid directly from your investment)

Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investments)

Bond Fund
Management Expenses	0.50%
Other Expenses	0.50%
Total Annual Operating Expenses	1.00%
Reduction per Expense Limitation Agreement	(0.05%)
Total Annual Fund Operating Expenses[1,2]	0.95%

1 Effective April 30, 2016, Morris Capital Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 0.95% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.

2 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Bond Fund’s fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016.  Expenses in the table above have been reduced to reflect the impact of the Expense Limitation Agreement.

Example

This example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
The Bond Fund	$ 97	$ 313	$ 548	$ 1,220

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Shareholders should read this Supplement in conjunction with the Prospectus, as well as the Fund’s Statement of Additional Information, each as supplemented from time to time.  These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Mutual Shareholder Services at 1-800-663-4851.

Investors should retain this supplement for future reference.